Share-Based Payment Arrangements - Summary of Share-based Payment Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Expense from share-based payment transactions	$ 357	$ 54	$ 34
Cost of revenue [Member]
Statement [Line Items]
Expense from share-based payment transactions	42	10	4
Sales and Marketing [Member]
Statement [Line Items]
Expense from share-based payment transactions	11	2	1
Research and Development [Member]
Statement [Line Items]
Expense from share-based payment transactions	89	14	12
General and Administrative [Member]
Statement [Line Items]
Expense from share-based payment transactions	$ 215	$ 28	$ 17